SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The Company’s revenue, disaggregated by revenue stream for the six months ended March 31, 2026, 2025, and 2024 was as follows (in thousands):

	For the Six Months Ended March 31,
	2026	2025	2024
Product equipment	¥300,913	¥202,034	¥231,069
SaaS, maintenance and others	66,477	50,547	47,412
Total revenues	¥367,390	¥252,581	¥278,481

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Property and equipment	Useful life/Depreciation period
Machinery and equipment	5 - 10 years
Tools, furniture and fixtures	2 - 5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF OTHER INTANGIBLE ASSETS	The estimated useful lives of other intangible assets are as follows:
Other intangible assets	Useful life/Depreciation period
Software	3 - 5 years
Trademarks	10 years